UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

       /s/ Mark N. Lampert, San Francisco, February 14, 2013

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      36
                                              -----------------------------

Form 13F Information Table Value Total:                $542,384
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name

    1           28-6770                        BVF Partners L.P.

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- --------------  --------- -------- ------------------ ---------- -------- ----------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGER    SOLE      SHARED     NONE
---------------------------- --------------  --------- -------- ---------  --- ---- ---------- -------- --------- ---------  -------
ACADIA PHARMACEUTICALS INC   COM             004225108    8,397  1,805,870 SH        DEFINED          1         0  1,805,870       0
AMGEN INC                    COM             031162100   29,411    341,200 SH  PUT   DEFINED          1         0    341,200       0
ANTHERA PHARMACEUTICALS INC  COM             03674U102      916  1,477,000 SH        DEFINED          1         0  1,477,000       0
AP PHARMA INC                COM NEW         00202J203    7,239 13,283,334 SH        DEFINED          1         0 13,283,334       0
ARQULE INC                   COM             04269E107    3,392  1,215,687 SH        DEFINED          1         0  1,215,687       0
ARRAY BIOPHARMA INC          COM             04269X105   42,527 11,431,858 SH        DEFINED          1         0 11,431,858       0
ASTEX PHARMACEUTICALS INC    COM             04624B103      540    185,600 SH        DEFINED          1         0    185,600       0
AUTOIMMUNE INC               COM             052776101       14  3,605,297 SH        DEFINED          1         0  3,605,297       0
AVANIR PHARMACEUTICALS INC   CL A NEW        05348P401    2,056    781,700 SH        DEFINED          1         0    781,700       0
CADUS CORP                   COM             127639102      377    269,270 SH        DEFINED          1         0    269,270       0
CAPSTONE THERAPEUTICS CORP   COM             14068E109    1,318  7,755,688 SH        DEFINED          1         0  7,755,688       0
CHEMOCENTRYX INC             COM             16383L106   54,993  5,026,766 SH        DEFINED          1         0  5,026,766       0
CYTOKINETICS INC             COM             23282W100    6,807 10,313,435 SH        DEFINED          1         0 10,313,435       0
DURECT CORP                  COM             266605104    1,900  2,065,067 SH        DEFINED          1         0  2,065,067       0
ENDOCYTE INC                 COM             29269A102   14,718  1,639,000 SH        DEFINED          1         0  1,639,000       0
EXELIXIS INC                 NOTE 4.250% 8/1 30161QAC8   11,591 12,074,000 PRN       DEFINED          1         0 12,074,000       0
EXELIXIS INC                 COM             30161Q104   10,022  2,193,000 SH        DEFINED          1         0  2,193,000       0
FLAMEL TECHNOLOGIES SA       SPONSORED ADR   338488109      656    216,581 SH        DEFINED          1         0    216,581       0
GENVEC INC                   COM NEW         37246C307    1,496  1,116,600 SH        DEFINED          1         0  1,116,600       0
IRONWOOD PHARMACEUTICALS INC COM CL A        46333X108   58,634  5,287,127 SH        DEFINED          1         0  5,287,127       0
ISIS PHARMACEUTICALS INC     COM             464330109   10,464  1,000,400 SH        DEFINED          1         0  1,000,400       0
LIGAND PHARMACEUTICALS INC   COM NEW         53220K504   74,292  3,582,065 SH        DEFINED          1         0  3,582,065       0
MYREXIS INC                  COM             62856H107    4,736  1,673,486 SH        DEFINED          1         0  1,673,486       0
NEKTAR THERAPEUTICS          COM             640268108   20,264  2,734,724 SH        DEFINED          1         0  2,734,724       0
NEUROGESX                    COM             641252101      281  1,196,191 SH        DEFINED          1         0  1,196,191       0
ONCOTHYREON INC              COM             682324108    4,331  2,255,814 SH        DEFINED          1         0  2,255,814       0
PAIN THERAPEUTICS INC        COM             69562K100    8,827  3,257,327 SH        DEFINED          1         0  3,257,327       0
PALATIN TECHNOLOGIES INC     COM PAR $ .01   696077403    3,119  5,200,000 SH        DEFINED          1         0  5,200,000       0
QLT INC                      COM             746927102   34,364  4,372,000 SH        DEFINED          1         0  4,372,000       0
REGULUS THERAPEUTICS INC     COM             75915K101   17,125  2,718,200 SH        DEFINED          1         0  2,718,200       0
RIGEL PHARMACEUTICALS INC    COM NEW         766559603   51,142  7,867,997 SH        DEFINED          1         0  7,867,997       0
SANGAMO BIOSCIENCES INC      COM             800677106    2,232    371,300 SH        DEFINED          1         0    371,300       0
TARGACEPT INC                COM             87611R306   27,032  6,171,669 SH        DEFINED          1         0  6,171,669       0
TRANSCEPT PHARMACEUTICALS IN COM             89354M106      668    150,000 SH        DEFINED          1         0    150,000       0
VANDA PHARMACEUTICALS INC    COM             921659108    4,201  1,135,444 SH        DEFINED          1         0  1,135,444       0
YM BIOSCIENCES INC           COM             984238105   22,302  7,770,800 SH        DEFINED          1         0  7,770,800       0

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